PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 4 — PROPERTY, PLANT AND EQUIPMENT

The components of property, plant and equipment consist of the following (in thousands):

	December 31,
	2021	2020
Land and Land improvements	$25,399	$13,808
Proved properties	96,297	62,227
Wells in progress	17,653	492
Corporate and other	3,476	3,476
Total property, plant and equipment, at cost	142,825	80,003
Accumulated depreciation, depletion and amortization	(50,163)	(38,764)
Right of use asset — finance leases	57,883	20,018
Total property, plant and equipment, net	$150,545	$61,257

Depreciation, depletion and amortization expenses for the years ended December 31, 2021, 2020 and 2019 were approximately $11.5 million, $17.2 million and $20.4 million, respectively.

Land and Land improvements

We own land in Louisiana for the purpose of constructing the Driftwood terminal. During the year ended December 31, 2021, we capitalized approximately $9.4 million in land improvement costs to prepare the land for its intended use.

Proved Properties

During the year ended December 31, 2021, we completed the drilling and put in production four new Haynesville operated natural gas wells. We also participated in the drilling of six Haynesville non-operated natural gas wells.

During the year ended December 31, 2020, we recognized an Impairment charge of approximately $81.1 million primarily associated with our assets located in northern Louisiana.